Other financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets measured at fair value through profit or loss
Financial assets at fair value through profit or loss	$ 8,144,238	$ 6,504,625
Other financial assets	8,147,815	6,533,725
Current	5,321,098	2,967,878
Non-current	2,826,717	3,565,847
Assets measured at amortized cost [Member]
Assets measured at fair value through profit or loss
Other financial assets	3,577	3,636
Hedging instruments [Member]
Assets measured at fair value through profit or loss
Other financial assets	0	25,464
Investment portfolio in local currency [Member]
Assets measured at fair value through profit or loss
Financial assets at fair value through profit or loss	3,389,869	3,310,338
Investment portfolio in foreign currency [Member]
Assets measured at fair value through profit or loss
Financial assets at fair value through profit or loss	$ 4,754,369	$ 3,194,287